                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    December 31, 2004

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
December 13, 2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              35

Form 13F Table Value Total:                 241149
                                            (thousands)


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
                                                               Value         Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000 Shares  DiscretionManagersSole   Shared None
ACADIA REALTY TRUST                COM SH BEN INT 004239109      4411  270600   SOLE     N/A    270600      0   0
ARCHSTONE-SMITH TRUST              COM            039583109     11225  293072   SOLE     N/A    293072      0   0
ARDEN REALTY INC                   COM            039793104      7034  186471   SOLE     N/A    186471      0   0
AVALONBAY COMMUNITIES INC          COM            053484101      7913  105091   SOLE     N/A    105091      0   0
BIOMED REALTY TRUST INC            COM            09063H107      8549  384900   SOLE     N/A    384900      0   0
BOSTON PROPERTIES INC              COM            101121101      8580  132673   SOLE     N/A    132673      0   0
CAMDEN PROPERTY TRUST              COM            133131102      6257  122690   SOLE     N/A    122690      0   0
CAPITAL AUTOMOTIVE REIT            COM SH BEN INT 139733109      1776   50000   SOLE     N/A     50000      0   0
CATELLUS DEVELOPMENT CORP          COM            149113102      4762  155609   SOLE     N/A    155609      0   0
CEDAR SHOPPING CENTERS INC         COM NEW        150602209      3791  265100   SOLE     N/A    265100      0   0
CENTERPOINT PROPERTIES CORP        COM            151895109      1757   36682   SOLE     N/A     36682      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103      7193  162103   SOLE     N/A    162103      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107      5681  157024   SOLE     N/A    157024      0   0
ESSEX PROPERTY TRUST INC           COM            297178105      4985   59489   SOLE     N/A     59489      0   0
EXTRA SPACE STORAGE INC            COM            30225T102       752   56400   SOLE     N/A     56400      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107      8941  247263   SOLE     N/A    247263      0   0
GRAMERCY CAPITAL CORP              COM            384871109      7908  383900   SOLE     N/A    383900      0   0
HOST HOTELS & RESORTS INC          COM            44107P104     10393  600767   SOLE     N/A    600767      0   0
INNKEEPERS USA TRUST               COM            4576J0104      1153   81200   SOLE     N/A     81200      0   0
KILROY REALTY CORP                 COM            49427F108      6855  160349   SOLE     N/A    160349      0   0
KIMCO REALTY CORP                  COM            49446R109      9016  155467   SOLE     N/A    155467      0   0
MACERICH COMPANY                   COM            554382101      5104   81271   SOLE     N/A     81271      0   0
MACK-CALI REALTY CORPORATION       COM            554489104      3940   85590   SOLE     N/A     85590      0   0
MILLS CORP                         COM            601148109     10318  161825   SOLE     N/A    161825      0   0
NEWCASTLE INVESTMENT CORP          COM            65105M108       159    5000   SOLE     N/A      5000      0   0
NORTHSTAR REALTY FINANCE CORPORATIOCOM            66704R100      9741  850700   SOLE     N/A    850700      0   0
POST PROPERTIES INC                COM            737464107      2732   78284   SOLE     N/A     78284      0   0
PROLOGIS TRUST                     SH BEN INT     743410102     14418  332757   SOLE     N/A    332757      0   0
PUBLIC STORAGE INC                 COM            74460D109      8077  144878   SOLE     N/A    144878      0   0
REGENCY CENTERS CORP               COM            758849103      6055  109300   SOLE     N/A    109300      0   0
SIMON PROPERTY GROUP INC           COM            828806109     13915  215168   SOLE     N/A    215168      0   0
SL GREEN REALTY CORP               COM            78440X101      6529  107831   SOLE     N/A    107831      0   0
STRATEGIC HOTELS & REORTS INC      COM            86272T106      3434  208100   SOLE     N/A    208100      0   0
SUNSTONE HOTEL INVESTORS INC       COM            867892101       526   25300   SOLE     N/A     25300      0   0
TANGER FACTORY OUTLET CENTERS      COM            875465106      3439  129954   SOLE     N/A    129954      0   0
TRIZEC PROPERTIES INC              COM            89687P107      2669  141070   SOLE     N/A    141070      0   0
UNITED DOMINION REALTY TRUST       COM            910197102      4444  179200   SOLE     N/A    179200      0   0
VENTAS INC                         COM            92276F100      4497  164051   SOLE     N/A    164051      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109     11351  149096   SOLE     N/A    149096      0   0
WINDROSE MEDICAL PROPERTIES        COM            973491103       869   60300   SOLE     N/A     60300      0   0


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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
December 31, 2004.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer